Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Income Statement [Abstract]
Revenue	$ 4,086,669		$ 3,974,837		$ 3,867,155
Operating expenses:
Cost of revenue	2,653,172		2,595,276		2,507,656
Research and development	273,936		276,615		259,097
Selling, general and administrative	492,457		481,093		472,778
Amortization of purchased intangible assets and other	97,358		108,489		110,291
Non-recurring charges			85,057
Total operating expenses	3,516,923		3,546,530		3,349,822
Operating income	569,746		428,307		517,333
Interest and other expense, net	1,859		6,766		4,421
Income before income taxes	567,887		421,541		512,912
Income taxes	88,441		67,145		76,086
Net income	$ 479,446	[1]	$ 354,396	[1]	$ 436,826
Basic earnings per share	$ 3.49		$ 2.49		$ 2.99
Diluted earnings per share	$ 3.47		$ 2.47		$ 2.96

[1]	In fiscal years 2019 and 2018, all of the Company's net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.